Fair Value Measurements - Schedule of Company's Financial Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Money Market Funds			$ 120,000
Liabilities
Private warrant liability	$ 420,497	840,995
Convertible note option liability		60,000
Earn-out Share Liability	5,030,000	15,560,000
Total	5,451,497	16,460,995
Level 1 [Member] | Fair Value, Recurring [Member]
Assets
Money Market Funds			120,000
Liabilities
Private warrant liability
Convertible note option liability
Earn-out Share Liability
Total
Level 2 [Member] | Fair Value, Recurring [Member]
Assets
Money Market Funds
Liabilities
Private warrant liability		840,955
Convertible note option liability
Earn-out Share Liability
Total	420,497	840,995
Level 3 [Member] | Fair Value, Recurring [Member]
Assets
Money Market Funds
Liabilities
Private warrant liability
Convertible note option liability		60,000
Earn-out Share Liability	5,030,000	15,560,000
Total	$ 5,031,000	$ 15,620,000